Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of property and equipment

	December 31,
	2017	2016

Equipment	$1,700	$1,644
Leasehold improvements	680	673
Purchased and developed software	1,516	1,007
Furniture and fixtures	439	438
Other depreciable assets	27	27
Total property and equipment	4,362	3,789
Less: accumulated depreciation and amortization	(3,226)	(2,877)
Net property and equipment	$1,136	$912

Schedule of estimated useful lives used to compute depreciation and amortization
Equipment	3 – 5 years
Furniture and fixtures	5 years
Purchased and developed software	5 years
Leasehold improvements	Shorter of 5 years or term of lease

Schedule of inventories
	June 30,	December 31,
	2018	2017
Finished goods	$414	$719
Work-in-process	48	132
Total inventories	$462	$851

	December 31,	December 31,
	2017	2016
Finished goods	$719	$138
Work-in-process	132	447
Total inventories	$851	$585

Schedule of impact to financial statements
	Year ended
	December 31, 2016
	As previously reported	As adjusted
Operating income/(loss)	(4,557)	(4,557)

Other income (expenses):
Interest expense	(1,908)	(1,636)
Change in fair value of warrant liability	(982)	(42)
Gain on settlement of debt	1,008	1,008
Other income/(expense)	164	164
Total other income/(expense)	(1,718)	(506)
Income/(loss) before income taxes	(6,275)	(5,063)
Benefit/(provision) from income taxes	365	365
Net loss	(5,910)	(4,698)
Dividends on preferred stock	463	463
Net loss attributable to common shareholders	(6,373)	(5,161)
Net loss per common share - basic and diluted	(2.66)	(2.11)
Net loss attributable to common shareholders	(2.87)	(2.32)
Weighted average shares outstanding - basic and diluted	2,222	2,222

Schedule of consolidated balance sheet
	December 31, 2016
	As previously reported	As adjusted
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Loans payable, net	$7,635	$7,627
Total current liabilities	14,374	14,481
Warrant liability	3,316	705
TOTAL LIABILITIES	18,518	16,014
SHAREHOLDERS’ EQUITY
Additional paid-in capital	21,834	23,739
Accumulated deficit	(20,524)	(19,281)
Total shareholders’ equity	1,976	4,480
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$24,419	$24,419